PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Australia 3.5%
Cleanaway Waste Management Ltd.	29,704	$57,556
Technology One Ltd.	6,899	71,332
		128,888
Brazil 2.9%
MercadoLibre, Inc.*	91	107,534
Canada 16.5%
Aritzia, Inc.*	1,906	68,745
Descartes Systems Group, Inc. (The)*	941	68,712
Dollarama, Inc.	2,089	124,927
Fairfax Financial Holdings Ltd.	128	84,741
FirstService Corp.	725	103,610
Pet Valu Holdings Ltd.	2,331	69,708
TMX Group Ltd.	855	84,270
		604,713
France 3.9%
Edenred	1,128	61,442
Societe BIC SA	1,105	80,229
		141,671
Germany 4.7%
MTU Aero Engines AG	260	64,977
Puma SE	941	64,259
Symrise AG	399	42,418
		171,654
India 2.9%
Max Healthcare Institute Ltd.*	10,364	56,090
PI Industries Ltd.	1,376	50,531
		106,621
Israel 3.3%
Mobileye Global, Inc. (Class A Stock)*	1,029	39,719
Nova Ltd.*	873	79,181
		118,900

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy 8.8%
Brunello Cucinelli SpA	937	$78,043
Davide Campari-Milano NV	5,510	59,106
Ferrari NV	489	122,193
Infrastrutture Wireless Italiane SpA, 144A	5,593	61,293
		320,635
Japan 5.2%
Change, Inc.	3,828	71,038
SMS Co. Ltd.	2,252	59,238
T Hasegawa Co. Ltd.	2,379	58,239
		188,515
Luxembourg 1.4%
Eurofins Scientific SE	721	51,717
Malaysia 3.9%
Heineken Malaysia Bhd	13,278	87,262
TIME dotCom Bhd	45,436	56,089
		143,351
Mexico 2.4%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	5,128	88,323
Netherlands 2.1%
Argenx SE, ADR*	202	77,214
Norway 1.7%
Kongsberg Gruppen ASA	1,560	62,106
Poland 1.9%
Dino Polska SA, 144A*	771	69,849
South Korea 1.6%
Dentium Co. Ltd.*	625	60,067
Sweden 2.9%
Alfa Laval AB	1,930	60,651
Hemnet Group AB	3,236	45,120
		105,771

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland 5.2%
Alcon, Inc.	823	$61,898
BKW AG	477	68,594
Tecan Group AG	143	60,013
		190,505
Taiwan 3.1%
Jentech Precision Industrial Co. Ltd.	4,568	57,565
Lotes Co. Ltd.	2,154	54,757
		112,322
Thailand 1.6%
Bumrungrad Hospital PCL	9,102	59,987
United Kingdom 14.6%
Abcam PLC, ADR*	3,045	42,234
Ashtead Group PLC	1,282	84,444
Burberry Group PLC	1,556	47,397
Compass Group PLC	3,249	77,612
Diploma PLC	1,664	56,289
Experian PLC	1,923	70,323
JD Sports Fashion PLC	28,040	56,518
Rentokil Initial PLC	7,250	43,960
Wise PLC (Class A Stock)*	8,289	55,567
		534,344
United States 5.2%
ICON PLC*	321	74,058
Waste Connections, Inc.	280	37,212
Willis Towers Watson PLC	309	78,545
		189,815

Total Long-Term Investments (cost $3,424,419)		3,634,502

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.7%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $61,828)	61,828	$61,828

TOTAL INVESTMENTS 101.0% (cost $3,486,247)		3,696,330
Liabilities in excess of other assets (1.0)%		(38,295)

Net Assets 100.0%		$3,658,035

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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